RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of holding company and related parties transactions [Line Items]
Freight revenue from related parties	$ 0	$ 939	$ 1,017
Fuel and port expenses to related parties	(18,910)	(55,895)	(46,477)
Bunker swaps from related companies	111	182	0
Guarantee fees from related parties	0	325	486
Guarantee fees to related parties	(54)	(451)	(514)
Interest expense on loans from related parties	0	(629)	(312)
Interest income on amounts due from related parties	0	1,199	909
Management fees to related parties	(1,135)	(3,495)	(2,956)
Net gain on disposal of businesses	3,255	0	0
Overhead recovery from/ (to) related party (included in administrative expenses)	134	(202)	(967)
Dividend paid to related party		1,674
Other expenses to related parties	(187)	(1,268)	(2,216)
Interest income	3,787	7,164	5,260
Joint ventures where entity is venturer [member]
Disclosure of holding company and related parties transactions [Line Items]
Interest income	2,573	4,346	2,728
Technical management fee income	1,625	1,625	1,427
Agency Fees from joint ventures	574	618	317
Charter hire and other related revenue	13,445	4,376	3,624
Charter hire and other related expenses	(52,050)	(50,741)	(33,643)
Payments on behalf of a joint venture	(1,217)	(585)	(2)
Purchase of ship from joint venture	10,250	0	0
Management fee income	$ 217	$ 350	$ 350